Equity - Schedule of Share Capital (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Number of shares
Ordinary shares, Authorized	75,000,000	75,000,000
Ordinary shares, Issued and outstanding	365,444	57,293